Non-Controlling Interests - Additional Information (Details)	Feb. 14, 2022 GBP (£)
£300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure Of Noncontrolling Interests [Line Items]
Repurchase of non controlling interests	£ 300,000,000